Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2023 USD ($)	May 13, 2022	Dec. 31, 2020	May 28, 2020	Apr. 30, 2020
Related Party Transactions and Balances (Details) [Line Items]
Issuance of convertible notes in exchange for cash					¥ 4,734	$ 665
Issued convertible notes in exchange for cash			¥ 17,832		¥ 20,007	2,813	¥ 113,236		¥ 163,565
Interest rate					5.00%		8.75%						7.50%	7.50%	7.50%
Accrued interest expenses (in Yuan Renminbi) | ¥	2,120				¥ 1,680		¥ 106,439
Due to related parties (in Yuan Renminbi)	¥ 5,394				¥ 4,831						$ 785
Minimum [Member]
Related Party Transactions and Balances (Details) [Line Items]
Issued convertible notes in exchange for cash | $				$ 835		$ 835		$ 5,220		$ 7,133
Percentage of interest rate per annum					15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Interest rate			15.00%		3.80%
Maximum [Member]
Related Party Transactions and Balances (Details) [Line Items]
Issued convertible notes in exchange for cash | $				1,978		$ 1,978		$ 12,354		$ 16,885
Percentage of interest rate per annum					17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Interest rate			17.00%		6.00%							25.00%
Key Space [Member]
Related Party Transactions and Balances (Details) [Line Items]
Issued convertible notes in exchange for cash			¥ 17,832	$ 2,813
Convertible Debt [Member]
Related Party Transactions and Balances (Details) [Line Items]
Accrued interest expense (in Yuan Renminbi) | ¥					¥ 13,094		¥ 49,512		¥ 4,365
Convertible Notes [Member]
Related Party Transactions and Balances (Details) [Line Items]
Accrued interest expenses (in Yuan Renminbi) | ¥			26,870
Related Party [Member]
Related Party Transactions and Balances (Details) [Line Items]
Due to related parties (in Yuan Renminbi) | ¥			¥ 5,394		4,831
Key Space [Member] | Convertible Debt [Member]
Related Party Transactions and Balances (Details) [Line Items]
Issuance of convertible notes in exchange for cash					¥ 20,007	$ 2,813	¥ 113,236	$ 17,574	¥ 163,565	$ 24,018
Mr. Qu [Member]
Related Party Transactions and Balances (Details) [Line Items]
Issued convertible notes in exchange for cash | $						72,000
Mr. Sun [Member]
Related Party Transactions and Balances (Details) [Line Items]
Issued convertible notes in exchange for cash | $						$ 43,180